PROPERTY AND EQUIPMENT - Movement in right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	$ 1,985	$ 2,023
Additions	446	299
Disposals	(14)	(35)
Depreciation charge for the year	(416)	(448)
Impairment	(5)	0
Transfers	(2)	0
Translation adjustment	(260)	146
Right-of-use assets at end of period	1,734	1,985
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	2,526
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(792)
Telecommunications equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	1,638	1,601
Additions	339	236
Disposals	(14)	(27)
Depreciation charge for the year	(309)	(306)
Impairment	(1)	0
Transfers	0	18
Translation adjustment	(217)	116
Right-of-use assets at end of period	1,436	1,638
Telecommunications equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	2,021
Telecommunications equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(585)
Land, buildings and constructions
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	344	415
Additions	102	63
Disposals	0	(6)
Depreciation charge for the year	(105)	(140)
Impairment	(4)	0
Transfers	(2)	(18)
Translation adjustment	(42)	30
Right-of-use assets at end of period	293	344
Land, buildings and constructions | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	496
Land, buildings and constructions | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	(203)
Office and other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	3	7
Additions	5	0
Disposals	0	(2)
Depreciation charge for the year	(2)	(2)
Impairment	0	0
Transfers	0	0
Translation adjustment	(1)	0
Right-of-use assets at end of period	5	$ 3
Office and other equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	9
Office and other equipment | Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at end of period	$ (4)